[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


July 30, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:      Van Kampen Unit Trusts, Series 1007
                  File No. (333-166686) (CIK No. 1480277)


Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on July 29, 2010.

Very truly yours,

/s/ John F. Tierney

John F. Tierney
Executive Director,
Van Kampen Funds Inc.